SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract liability activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 772,013	$ 602,469	$ 602,469	$ 1,120,817
Recognition of revenue recorded as a contract liability	(490,756)	(389,375)	(389,375)	(1,075,911)
Customer advance payments	1,362,824	759,308	734,231	557,563
Adjustments for the cancelled contract			(175,312)
Ending balance	$ 1,644,081	$ 972,402	$ 772,013	$ 602,469